BANK LOANS (Tables)	12 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
SCHEDULE OF BANK LOAN

The bank loans consisted of the following at September 30, 2025:

Bank Name	Type	Principal Amount	Outstanding Amount	Outstanding Amount	Drawdown Date	Interest
		HKD	HKD	USD
Bank of Comm	Revolving loan	7,000,000	7,000,000	897,435	Apr 2, 2025	BLR-0.75%
Bank of Comm	Revolving loan	3,000,000	3,000,000	384,615	Apr 29, 2025	BLR-0.75%
Orix Asia Limited	Non-Revolving	5,000,000	5,000,000	641,025	Jul 17, 2025	One month HIBOR +2.45%
			15,000,000	1,923,075

The bank loans consisted of the following at September 30, 2024:

Bank Name	Type	Principal Amount	Outstanding Amount	Outstanding Amount	Drawdown Date	Interest
		HKD	HKD	USD
Bank of Comm	Revolving loan	7,000,000	7,000,000	897,435	2024-09-27	BLR-0.75%
			7,000,000	897,435

SCHEDULE OF MATURITY BORROWINGS

The following are the maturity dates of the above borrowings as of September 30, 2025:

Years ending September 30,	Amount US$
2026	1,538,460
2027	384,615
Total borrowings	1,923,075
Less: the current portion due to on demand within one year	(1,923,075)
Non-current portion	-

The following are the maturity dates of the above borrowings as of September 30, 2024:

Years ending September 30,	Amount US$
2025	897,435
Less: current portion	(897,435)
Non-current portion	-